Borrowings - Summary of Detailed Composition of Operational Funding (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 1,982	€ 3,013
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 586	1,480
Operational funding [member] | FHLB Secured Borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Fixed
Coupon date	Quarterly
Borrowing maturity	2022 / 26
Borrowings	€ 554	1,449
Operational funding [member] | North Westerly VI Note [Member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2020 / 32
Borrowings	€ 15	15
Operational funding [member] | North Westerly VII Note [Member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2021 / 34
Borrowings	€ 16	€ 16